Additional Financial Information of Parent Company	12 Months Ended
Dec. 31, 2015
Additional Financial Information of Parent Company
Additional Financial Information of Parent Company

Additional Financial Information of Parent Company — Financial Statements Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Balance Sheets

(In U.S. dollars)

	As of December 31,
	2014	2015
	$	$
ASSETS
Cash and cash equivalents	2,703,602	27,650,164
Other current assets	78,236	202,100
Total current assets	2,781,838	27,852,264
Investment in subsidiaries and VIE	37,229,937	116,812,030
Loan to subsidiaries	6,551,423	29,951,525

Total Assets	46,563,198	174,615,819

LIABILITY
Other current liabilities	714,662	92,735

Amount due to related parties-non current	—	7,151,708

Total Liability	714,662	7,244,443

Mezzanine Equity
Series A convertible redeemable preferred shares ($0.0005 par value; 4,216,867shares authorized, 4,216,867 shares issued and outstanding as of December 31, 2014; Redemption value was $1,529,267 as of December 31, 2014; Liquidation value was $1,500,000 as of December 31, 2014)	1,500,000	—

Series B convertible redeemable preferred shares ($0.0005 par value; 51,673,360 shares authorized, issued and outstanding as of December 31 2014; Redemption value was $35,079,536 as of December 31, 2014; Liquidation value was 33,475,912 as of December 31, 2014)	36,794,634	—

Ordinary Shares ($0.0005 par value; 142,101,710 and 1,000,000,000 shares authorized, 61,244,980 and 179,586,759 shares issued and outstanding, as of December 31, 2014 and 2015, respectively)	30,622	89,794
Additional paid-in capital	6,794,536	146,283,019
Retained earnings	154,062	24,491,075
Accumulated other comprehensive income	574,682	(3,492,512)

Total shareholders’ equity	7,553,902	167,371,376

TOTAL LIABILITIES, MEZZANIE EQUITY AND SHAREHOLERS’ EQUITY	46,563,198	174,615,819

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Statements of Operations and Comprehensive Income

(In U.S. dollars)

	Years ended December 31,
	2013	2014	2015
	$	$	$
Cost of revenues	—	(178,921)	(551,460)
Selling expenses	—	(761)	(2,031)
General and administrative expenses	—	(1,036,768)	(2,382,954)
Interest expense	(76)	(150)	—
Income before taxes and equity in affiliates	(76)	(1,216,600)	(2,936,445)

Income from equity in subsidiaries and VIE	9,155,141	15,588,900	27,273,458
Net income	9,155,065	14,372,300	24,337,013
Other comprehensive income	509,587	(52,575)	(4,067,194)

Comprehensive income attributable to Jupai shareholders	9,664,652	14,319,725	20,269,819

2014 Schedule I was restated to include the amounts attributable to the VIEs, which has resulted in an increase in investment in VIEs and additional paid-in capital by $6,295,780. This change has no effect on the Group’s consolidated financial statements or other disclosures in Schedule I.

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Statements of Cash Flows

(In U.S. dollars)

	Years ended December 31,
	2013	2014	2015
	$	$	$
Cash flows from operating activities:
Net income	9,155,065	14,372,300	24,337,013
Adjustment to reconcile net income to net cash provided by operating activities:
Share based compensation	—	498,756	2,520,565
Income from equity in subsidiaries and VIE	(9,155,141)	(15,588,900)	(27,273,458)
Changes in operating assets and liabilities:
Other current assets	—	—	(123,864)
Other current liabilities	76	714,586	(621,927)

Net cash used in operating activities	—	(3,258)	(1,161,671)

Cash flows from investing activities:
Loan to subsidiaries	(1,500,000)	(5,051,423)	(23,400,102)

Net cash used in investing activities	(1,500,000)	(5,051,423)	(23,400,102)

Cash flows from financing activities:
Proceeds from issuance of preferred share	1,500,000	7,786,519	—
Proceeds from issuance of new shares to SINA	—	—	5,280,000
Proceeds from IPO	—	—	49,950,000
Payment of IPO cost	—	(78,236)	(5,721,665)
Subscription receivable	—	50,000	—

Net cash provided by financing activities	1,500,000	7,758,283	49,508,335

Net increase in cash and cash equivalents	—	2,703,602	24,946,562
Cash and cash equivalents—beginning of year	—	—	2,703,602

Cash and cash equivalents—end of year	—	2,703,602	27,650,164

Non-cash investing and financing activities:
Series B convertible redeemable preferred shares issued by re-designation of ordinary shares	—	29,008,115	—
Acquisition of Scepter through share settlement	—	—	(56,375,829)
Conversion of Series A and B convertible redeemable preferred shares to ordinary shares	—	—	38,294,634

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Notes to Schedule I

1.Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries, VIE and VIE’s subsidiaries. For the parent company, the Company records its investments in subsidiaries, VIE and VIE’s subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments−Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIE” and the subsidiaries and VIE’s profit as “Income from equity in subsidiaries and VIE” on the Condensed Statements of Operations and Comprehensive Income.

2.Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.

3.As of December 31, 2015, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.